Dividends - Summary of Dividends Paid and Proposed (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Dividends [line items]
Dividends paid		$ 941	$ 725	$ 663
Translation adjustment (ii)	[1]	(3)	(3)
Dividends paid to equity holders of the Company		906	707	652
Dividends paid by subsidiaries to non-controllinginterests		32	15	11
Total dividends paid		938	722	663
Final 2021 - proposed 98.00c per Ordinary Share (2020: 93.00c; 2019: 70.00c) (ii)	[2]	751	730	550
Final Dividends [member]
Disclosure of Dividends [line items]
Dividends paid	[2],[3]	730	537	477
Interim Dividends [member]
Disclosure of Dividends [line items]
Dividends paid	[1],[3]	179	173	175
Retained earnings [member]
Disclosure of Dividends [line items]
Dividends paid		909	710	652
Total [member]
Disclosure of Dividends [line items]
Dividends paid	[3]	$ 909	$ 710	$ 652

[1]	Translation adjustment arising from US Dollar declared dividends paid in non-US Dollar currencies.
[2]	Interim and final dividends per share declared previously in euro have been translated to US Dollar using the dividend record date exchange rate.
[3]	In 2021 the 5% Cumulative Preference Shares paid a dividend of €3,175 (2020: €3,175; 2019: €3,175) and the 7% ‘A’ Cumulative Preference Shares paid a dividend of €77,521 (2020: €77,521; 2019: €77,521).